Deferred compensation awards - SAR Plan A awards, weighted-average assumptions (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred Compensation Awards [Abstract]
Expected volatility	33.30%	35.30%	40.95%
Expected dividends yield	3.67%	3.07%	2.30%
Expected lives (in years)	4 years 6 months	4 years 6 months	4 years 6 months
Risk-free interest rate	0.10%	0.10%	0.03%